Document and Entity Information	12 Months Ended
Dec. 31, 2021 shares
IFRS Statement
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2021
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	333-12032
Entity Registrant Name	MOBILE TELESYSTEMS PUBLIC JOINT STOCK Co
Entity Incorporation, State or Country Code	RI
Entity Address, Address Line One	4 Marksistskaya Street
Entity Address, City or Town	Moscow
Entity Address, Postal Zip Code	109147
Entity Address, Country	RU
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Entity Shell Company	false
ICFR Auditor Attestation Flag	false
Entity Central Index Key	0001115837
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Auditor Name	AO Deloitte & Touche CIS
Auditor Firm ID	1341
Auditor Location	Moscow, Russia
Business Contact [Member]
IFRS Statement
Entity Address, Address Line One	5 Vorontsovskaya Street, bldg. 2
Entity Address, City or Town	Moscow
Entity Address, Postal Zip Code	109147
Entity Address, Country	RU
Contact Personnel Name	Polina V. Ugryumova
City Area Code	495
Local Phone Number	223 20 25
Contact Personnel Email Address	ir@mts.ru
ADS
IFRS Statement
Entity Common Stock, Shares Outstanding	391,398,362
ADS representing two common shares
IFRS Statement
Title of 12(b) Security	COMMON AMERICAN DEPOSITARY SHARES, EACH COMMON ADS REPRESENTING TWO COMMON SHARES
Trading Symbol	MBT
Security Exchange Name	NYSE
Common stock
IFRS Statement
Title of 12(b) Security	COMMON SHARES, PAR VALUE
No Trading Symbol Flag	true
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	1,129,245,695